Other Payables and Accrued Liabilities	12 Months Ended
Mar. 31, 2025
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities
Note 14 — Other payables and accrued liabilities

	March 31,	March 31,
	2025	2024

Accrued payroll and welfare	$127,473	$165,523
Accrued expenses (i)	408,370	1,381,338
Other payables (ii)	1,666,948	1,554,725
Investment payable (iii)	2,500,000	-
Total accrued expenses and other liabilities	$4,702,791	$3,101,586

(i)	The balance of accrued expenses represented accrued professional fee amount to $109,520 and other miscellaneous fee.

(ii)

The balance of other payables mainly consists of the deposit received from a third party as co-publisher’s minimum guarantee in game development for game publishing operations. Such balance is recoupable by above the third party upon certain minimum sales targets of the games achieved after the game’s launch.

(iii)	The balance of investment payable relates to the Company’s investment in Nekcom, and consists of $2,500,000 in cash consideration, which the Company has agreed to pay on or before August 16, 2025.